Events Subsequent to the Balance Sheet Date (Details)	1 Months Ended
	Mar. 01, 2020	Feb. 24, 2020
Subsequent Event [Member]
Merger agreement, description	The Company entered into a securities purchase agreement with certain institutional investors in connection with the issuance and sale in a registered direct offering of 2,093,750 Ordinary Shares, and warrants to purchase up to 2,093,750 Ordinary Shares, at a combined purchase price of $8 per share, together with the related warrant to purchase one Ordinary Share. The warrants became exercisable immediately upon issuance at a price of $9 per share and have a term of two years from the issuance date. In settlement of issuance costs to the placement agent, in addition to a cash fee equal to 7% and management fee of 1% of the gross proceeds and $113 for fees and expenses, the Company registered and issued warrants to purchase up to 146,563 Ordinary Shares, which became exercisable immediately upon issuance at a price of $10 per share and have a term of two years from the issuance date.	The Company entered into a securities purchase agreement with certain institutional investors in connection with the issuance and sale in a registered direct offering of 1,000,000 Ordinary Shares at a purchase price of $8.00 per share. In settlement of issuance costs to the placement agent, in addition to a cash fee equal to 7% of the gross proceeds and management fee of 1% of the gross proceeds and $113 for fees and expenses, the Company issued on February 26, 2020 warrants to purchase up to 70,000 Ordinary Shares at an exercise price of $10 per Ordinary Share. These warrants became exercisable immediately upon issuance and have a term of five years.